Condensed Consolidated Statements of Changes in Shareholder's Equity - USD ($) $ in Thousands	Total	Common shares	Additional paid-in capital	Accumulated other comprehensive income (loss)	Accumulated deficit
Beginning balance at Dec. 31, 2017	$ 1,325,400	$ 10	$ 1,444,000	$ 16,100	$ (134,700)
Beginning balance, Shares at Dec. 31, 2017		1
Equity-based compensation	19,700		19,700
Capital contributions	10,600		10,600
Net loss	(191,800)				(191,800)
Other comprehensive income (loss)	(17,900)			(17,900)
Ending balance at Dec. 31, 2018	1,146,000	$ 10	1,474,300	(1,800)	(326,500)
Ending balance, Shares at Dec. 31, 2018		1
Equity-based compensation	13,400		13,400
Capital contributions	100,000		100,000
Cybersecurity Spin-Off	$ (92,800)		(92,800)
Cybersecurity Spin-Off, Shares		(0.04)
Capital redemption, Shares	0.04
Net loss	$ (514,200)				(514,200)
Other comprehensive income (loss)	9,800			9,800
Ending balance at Dec. 31, 2019	662,200	$ 10	1,494,900	8,000	(840,700)
Ending balance, Shares at Dec. 31, 2019		0.96
Equity-based compensation	2,200		2,200
Net loss	(47,400)				(47,400)
Other comprehensive income (loss)	(17,400)			(17,400)
Ending balance at Mar. 31, 2020	599,600	$ 10	1,497,100	(9,400)	(888,100)
Ending balance, Shares at Mar. 31, 2020		0.96
Beginning balance at Dec. 31, 2019	662,200	$ 10	1,494,900	8,000	(840,700)
Beginning balance, Shares at Dec. 31, 2019		0.96
Net loss	(102,900)
Other comprehensive income (loss)	(14,800)
Ending balance at Jun. 30, 2020	548,700	$ 10	1,499,100	(6,800)	(943,600)
Ending balance, Shares at Jun. 30, 2020		0.96
Beginning balance at Dec. 31, 2019	662,200	$ 10	1,494,900	8,000	(840,700)
Beginning balance, Shares at Dec. 31, 2019		0.96
Equity-based compensation	8,200		8,200
Cybersecurity Spin-Off	1,500		1,500
Net loss	(122,800)				(122,800)
Other comprehensive income (loss)	8,700			8,700
Ending balance at Dec. 31, 2020	557,800	$ 10	1,504,600	16,700	(963,500)
Ending balance, Shares at Dec. 31, 2020		0.96
Beginning balance at Mar. 31, 2020	599,600	$ 10	1,497,100	(9,400)	(888,100)
Beginning balance, Shares at Mar. 31, 2020		0.96
Equity-based compensation	2,000		2,000
Net loss	(55,500)				(55,500)
Other comprehensive income (loss)	2,600			2,600
Ending balance at Jun. 30, 2020	548,700	$ 10	1,499,100	(6,800)	(943,600)
Ending balance, Shares at Jun. 30, 2020		0.96
Beginning balance at Dec. 31, 2020	557,800	$ 10	1,504,600	16,700	(963,500)
Beginning balance, Shares at Dec. 31, 2020		0.96
Equity-based compensation	1,900		1,900
Capital redemption	(97,900)		(97,900)
Capital redemption, Shares		(0.08)
Net loss	(52,600)				(52,600)
Other comprehensive income (loss)	200			200
Ending balance at Mar. 31, 2021	409,400	$ 10	1,408,600	16,900	(1,016,100)
Ending balance, Shares at Mar. 31, 2021		0.88
Beginning balance at Dec. 31, 2020	557,800	$ 10	1,504,600	16,700	(963,500)
Beginning balance, Shares at Dec. 31, 2020		0.96
Net loss	(145,600)
Other comprehensive income (loss)	1,700
Ending balance at Jun. 30, 2021	319,600	$ 10	1,410,300	18,400	(1,109,100)
Ending balance, Shares at Jun. 30, 2021		0.88
Beginning balance at Mar. 31, 2021	409,400	$ 10	1,408,600	16,900	(1,016,100)
Beginning balance, Shares at Mar. 31, 2021		0.88
Equity-based compensation	1,700		1,700
Net loss	(93,000)				(93,000)
Other comprehensive income (loss)	1,500			1,500
Ending balance at Jun. 30, 2021	$ 319,600	$ 10	$ 1,410,300	$ 18,400	$ (1,109,100)
Ending balance, Shares at Jun. 30, 2021		0.88